NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of the loan active

	2022	2021
Current Portion:
Notes and loans payable	$719,563	$127,615
Total Current Portion	719,563	127,615
Long term Portion:
Notes and loans payable	2,782,784	780,845
Total Long-term Portion	2,782,784	780,845
	$3,502,347	$908,460